Schedule of Property and equipment (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	$ 305,572	$ 388,657	$ 34,513		$ 34,513
Depreciation	148,998	191,596	20,501		107,659	$ 30,093
At December 31, 2025	250,390	321,977		$ 305,572	388,657	34,513
Previously stated [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	305,572	388,657	34,513		34,513
At December 31, 2025				305,572	388,657	34,513
Machinery [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)
At December 31, 2025
Machinery [member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)
At December 31, 2025
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	13,626	17,332	188		188
At December 31, 2025	7,527	9,680		13,626	17,332	188
Fixtures and fittings [member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	13,627
At December 31, 2025				13,627
Medical Equipment [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	246,274	313,234	5,191		5,191
At December 31, 2025	139,232	179,038		246,274	313,234	5,191
Medical Equipment [Member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	246,272
At December 31, 2025				246,272
Renovation [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	22,103	28,114	23,149		23,149
At December 31, 2025	74,985	96,423		22,103	28,114	23,149
Renovation [Member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	22,104
At December 31, 2025				22,104
Air Conditioner [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)
At December 31, 2025
Air Conditioner [Member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)
At December 31, 2025
Computer and Office Equipment [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	22,695	28,865	5,985		5,985
At December 31, 2025	28,301	36,392		22,695	28,865	5,985
Computer and Office Equipment [Member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	22,694
At December 31, 2025				22,694
Software [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	874	1,112
At December 31, 2025	345	444		874	1,112
Software [Member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	874
At December 31, 2025				874
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	2,535,431	3,224,816	1,042,046	819,283	1,042,046	1,034,126
Additions	97,143	124,916		43,053	54,760	7,920
Acquisition				2,844,971	3,618,519
Written off				(1,259,265)	(1,601,659)
Fair value reserve				87,389	111,150
At December 31, 2025	2,632,574	3,349,732		2,535,431	3,224,816	1,042,046
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	37,130	47,226	47,226	37,130	47,226	47,226
Additions
Acquisition
Written off
Fair value reserve
At December 31, 2025	37,130	47,226		37,130	47,226	47,226
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	121,396	154,404	100,852	79,292	100,852	100,852
Additions
Acquisition				288,736	367,243
Written off				(246,632)	(313,691)
Fair value reserve
At December 31, 2025	121,396	154,404		121,396	154,404	100,852
Gross carrying amount [member] | Medical Equipment [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	787,907	1,002,138	86,724	68,185	86,724	86,724
Additions	10,070	12,949		10,300	13,101
Acquisition				1,179,726	1,500,493
Written off				(557,693)	(709,330)
Fair value reserve				87,389	111,150
At December 31, 2025	797,977	1,015,087		787,907	1,002,138	86,724
Gross carrying amount [member] | Renovation [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	1,097,726	1,396,198	405,349	318,696	405,349	405,349
Additions	69,407	89,250		16,939	21,545
Acquisition				1,010,406	1,285,136
Written off				(248,315)	(315,832)
Fair value reserve
At December 31, 2025	1,167,133	1,485,448		1,097,726	1,396,198	405,349
Gross carrying amount [member] | Air Conditioner [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	34,379	43,727	43,727	34,379	43,727	43,727
Additions
Acquisition
Written off
Fair value reserve
At December 31, 2025	34,379	43,727		34,379	43,727	43,727
Gross carrying amount [member] | Computer and Office Equipment [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	395,585	503,145	358,168	281,601	358,168	350,248
Additions	17,666	22,717		15,814	20,114	7,920
Acquisition				297,719	378,669
Written off				(199,549)	(253,806)
Fair value reserve
At December 31, 2025	413,251	525,862		395,585	503,145	358,168
Gross carrying amount [member] | Software [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	61,308	77,978
Additions
Acquisition				68,384	86,978
Written off				(7,076)	(9,000)
Fair value reserve
At December 31, 2025	61,308	77,978		61,308	77,978
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Acquisition				2,450,145	3,116,339
Written off				(1,097,077)	(1,395,372)
Depreciation	148,998	191,596		84,644	107,659	30,093
Currency translation differences	3,327
At June 30, 2025 -Audited	2,229,859	2,836,159	1,007,533	792,147	1,007,533	977,440
At December 31, 2025	2,382,184	3,027,755		2,229,859	2,836,159	1,007,533
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Acquisition
Written off
Depreciation
Currency translation differences
At June 30, 2025 -Audited	37,130	47,226	47,226	37,130	47,226	47,226
At December 31, 2025	37,130	47,226		37,130	47,226	47,226
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Acquisition				218,483	277,888
Written off				(195,377)	(248,500)
Depreciation	5,951	7,652		5,519	7,020	283
Currency translation differences	148
At June 30, 2025 -Audited	107,770	137,072	100,664	79,145	100,664	100,381
At December 31, 2025	113,869	144,724		107,770	137,072	100,664
Accumulated depreciation and amortisation [member] | Medical Equipment [Member]
IfrsStatementLineItems [Line Items]
Acquisition				978,691	1,244,797
Written off				(540,505)	(687,468)
Depreciation	114,430	147,145		39,344	50,042	5,888
Currency translation differences	2,682
At June 30, 2025 -Audited	541,633	688,904	81,533	64,103	81,533	75,645
At December 31, 2025	658,745	836,049		541,633	688,904	81,533
Accumulated depreciation and amortisation [member] | Renovation [Member]
IfrsStatementLineItems [Line Items]
Acquisition				937,783	1,192,766
Written off				(181,940)	(231,410)
Depreciation	16,285	20,941		19,285	24,528	18,431
Currency translation differences	240
At June 30, 2025 -Audited	1,075,623	1,368,084	382,200	300,495	382,200	363,769
At December 31, 2025	1,092,148	1,389,025		1,075,623	1,368,084	382,200
Accumulated depreciation and amortisation [member] | Air Conditioner [Member]
IfrsStatementLineItems [Line Items]
Acquisition
Written off
Depreciation
Currency translation differences
At June 30, 2025 -Audited	34,379	43,727	43,727	34,379	43,727	43,727
At December 31, 2025	34,379	43,727		34,379	43,727	43,727
Accumulated depreciation and amortisation [member] | Computer and Office Equipment [Member]
IfrsStatementLineItems [Line Items]
Acquisition				249,818	317,744
Written off				(173,751)	(220,994)
Depreciation	11,813	15,190		19,928	25,347	5,491
Currency translation differences	247
At June 30, 2025 -Audited	372,890	474,280	352,183	276,895	352,183	346,692
At December 31, 2025	384,950	489,470		372,890	474,280	352,183
Accumulated depreciation and amortisation [member] | Software [Member]
IfrsStatementLineItems [Line Items]
Acquisition				65,370	83,144
Written off				(5,504)	(7,000)
Depreciation	519	668		568	722
Currency translation differences	10
At June 30, 2025 -Audited	60,434	76,866
At December 31, 2025	$ 60,963	$ 77,534		$ 60,434	$ 76,866